Clients Accounting For Ten Percent or More of Accounts Receivable (Detail) (Accounts Receivable, Client A, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable | Client A
Concentration Risk [Line Items]
Accounts receivable, Amount	$ 67,419	$ 59,734
Accounts receivable, Percent	27.00%	30.00%